Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, shares issued	164,001,382	14,449,669
Ordinary shares, par value	$ 1.10	$ 1.10
Ordinary shares, shares authorized unlimited	Unlimited	Unlimited
Ordinary shares, shares issued	2,191,924	164,688
Ordinary shares, shares outstanding	2,191,924	164,688
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	162,732,288	6,934,828
Preferred stock, shares outstanding	162,732,288	6,934,828
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	1,262,074	7,507,845
Preferred stock, shares outstanding	1,262,074	7,507,845
Preferred stock, shares authorized	21,000,000	21,000,000
Series Seed Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	7,020	7,020
Preferred stock, shares outstanding	7,020	7,020
Preferred stock, shares authorized	25,000	25,000
Series A1A Preferred Stock [Member]
Preferred stock, shares issued	1,169,847	3,884,256
Preferred stock, shares authorized	10,000,000	10,000,000
Series A2 Preferred Stock [Member]
Preferred stock, shares issued	634,978	1,195,904
Preferred stock, shares authorized	3,000,000	3,000,000
Series A4 Preferred Stock [Member]
Preferred stock, shares issued	160,927,463	1,854,644
Preferred stock, shares authorized unlimited	Unlimited	Unlimited